Income Taxes - Schedule of Tax Impact on Deferred Tax Asset and Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current deferred tax asset:
Tax losses	$ 3,422	¥ 21,230		¥ 20,502
Valuation allowances	(3,422)	(21,230)	$ (3,304)	(20,502)	¥ (21,949)
Current deferred tax asset, net	$ 0	¥ 0		¥ 0